SCHEDULE OF REVENUE GENERATED FROM RELATED PARTIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 87,168	$ 120,632	$ 238,824	$ 684,862
Taiping Deng [Member] | Dongguan City Chashan Ping Feng Cigarette And Wine Store Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				99,119
Mr Weihong Ye [Member] | Dongguan Huanhai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			27,522	104,663
Mr Minghua Cheng Manager [Member] | Dongguan Hualianguan Chemical Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			56,920	57,671
Mr Minghua Cheng Manager [Member] | Dongguan City Daying Internet Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				132,737
Mr Naiyong Luo [Member] | Dongguan Zhengui Reality Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				54,730
Mr Naiyong Luo A Manager [Member] | Guangdong Yuexin Jiaotong Construction Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			13,132
Mr Naiyong Luo A Manager [Member] | Guangdong Yuexin Jiaotong Construction Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	14,420	12,639
Significantly Influenced By The Company [Member] | Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				13,245
Mr Kaihong Lin [Member] | Chief Financial Officer And Treasurer [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			777	407
Mr Kaihong Lin [Member] | Chief Financial Officer And Treasurer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	342	697
Mr Yumin Lin [Member] | President, Chief Executive Officer, Secretary, Director and Majority shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			492	389
Mr Yumin Lin [Member] | President, Chief Executive Officer, Secretary, Director and Majority shareholder [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		438
Xiu Lan Zhou [Member] | Mr Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			133	63
Xiu Lan Zhou [Member] | Manager of a Subsidiary, Mr. Yumin Lin’s Wife [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	14
Mr Zihao Ye [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			658	108
Mr Zihao Ye [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		262
Mr Naiyong Luo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				5,759
Mr Hongwei Ye [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				6,820
Jianglong Xiong [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			18
ShuiyanLi [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				13,178
Dongguan Humen Shuiyan Drinking Water [Member] | ShuiyanLi [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			139,172	176,354
Dongguan Humen Shuiyan Drinking Water [Member] | ShuiyanLi [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	35,619
Guangdong Shuiyijia Distribution Co Ltd [Member] | Lihua Li And Yuwen Li [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				$ 19,619
Dongguan Huanhai Trading Co Ltd [Member] | Mr. Hongwei Ye [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	21,644	49,676
Dongguan City Hualianguan Chemical [Member] | Mr. Hongwei Ye [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	14,808	56,920
Mr. Yuwen Li [Member] | Vice President [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 321